Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Summary of Contributed Equity

			Consolidated
			June 30, 2026	June 30, 2025
	Note		A$	A$
Fully paid ordinary shares	23	(a)	537,990,227	535,069,876
Options over ordinary shares – listed			9,661,954	9,661,954

			547,652,181	544,731,830

Summary of Ordinary Shares
(a) Ordinary Shares

			June 30, 2026		June 30, 2025
	Note		No.	A$	No.	A$
At the beginning of reporting period			1,460,389,575	535,069,876	1,452,612,290	532,443,233
Exercise of performance rights (shares issued during the year)	23	(b)	5,856,523	1,804,155	7,777,285	2,626,643
Conversion of Convertible Notes (shares issued during the period)	23	(b)	7,441,304	1,116,196	—	—
Conversion of Warrants	23	(b)	33,904	—	—	—

At reporting date			1,473,721,306	537,990,227	1,460,389,575	535,069,876

Summary of Shares Issued
(b) Shares issued

2026 Details	Number	Issue Price A$	Total A$
Conversion of Convertible Notes	7,441,304	0.15	1,116,196
Conversion of Warrants	33,904	—	—
Performance rights exercised (transfer from share-based payment reserve)	5,856,523	0.31	1,804,155

Total	13,331,731		2,920,351

2025 Details	Number	Issue Price A$	Total A$
Performance rights exercised (transfer from share-based payment reserve)	7,777,285	0.34	2,626,643

Total	7,777,285		2,626,643

Summary of Unlisted Options
Unlisted options
There were no unlisted options on issue as at June 30, 2026. The balance as at June 30, 2025 is set out in the table below.

Expiration Date	Exercise Price	Number
August 4, 2025	$0.24	847,600

Total		847,600